Average Annual Total Returns - Class D Shares - Janus Henderson Global Bond Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	5.90%	1.24%	2.66%	Dec. 28, 2010	5.22%	0.90%	1.76%	Dec. 28, 2010	3.49%	0.79%	1.69%	Dec. 28, 2010	6.84%	2.31%	2.31%